Goodwill and Intangible Assets - Summary of Amortization Expense Expected to be Incurred Over Next Five Years on Intangible Assets (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
2018	$ 8,083
2019	6,966
2020	6,962
2021	6,962
2022	$ 6,909